Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Mar. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive "Compensation Actually Paid" or "CAP" (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. Please refer to the "Compensation Discussion and Analysis" starting at Page 25 of this proxy statement for a more complete description of how executive compensation relates to Company performance and how the C&HCM Committee makes its decisions.

					Value of Initial Fixed $100 Investment Based on:
Year #	SCT Total for PEO	"Compensation Actually Paid" to PEO (1)	Average SCT Total for Non-PEO NEOs (2)	Average "Compensation Actually Paid" to Non-PEO NEOs (1) (2)	Company TSR (3)	Peer Group TSR (4)	Net Income (thousands $) (5)
2022	$6,743,680	$5,859,893	$3,437,369	$2,918,229	$147.04	$171.46	$199,759
2021	$4,208,543	$4,189,967	$2,380,559	$2,321,245	$168.53	$184.23	$154,665
2020	$3,673,300	$3,411,841	$2,008,597	$1,908,292	$134.24	$134.82	$22,738
(1) Compensation Actually Paid to the Primary Executive Officer ("PEO") and Non-PEO NEOs reflects the totals from our Summary Compensation Table with the following adjustments:
•For each of the Pension Plan and BEP, the change in the actuarial present value was replaced with each plan's service cost.
•For equity incentive awards, the grant date fair values computed in accordance with FASB ASC Topic 718 were replaced with fair values as of December 31, 2022, as follows:
◦RSUs were valued based on the closing price of a share of Company common stock on December 31, 2022 ($17.25) instead of the March 1, 2022 grant date value ($21.08), multiplied by the number of RSUs outstanding.
◦PSUs based on EPS performance were valued based on the closing price of a share of Company common stock on December 31, 2022 ($17.25), instead of on the March 1, 2022 grant date value ($21.08), multiplied by the number of PSUs outstanding at target award levels.
◦PSUs based on TSR performance were valued based on the probable outcome of performance conditions using a Monte Carlo simulation model, which priced Company common stock at $12.26 per share as of December 31, 2022 (instead of the actual December 31, 2022 closing price of a share of Company common stock at $17.25), multiplied by the number of PSUs outstanding at target award levels.
•No equity awards were granted to our PEO or Non-PEO NEOs prior to 2022, and no equity awards were forfeited or both granted and vested in 2022. Thus, no adjustments were made for these items.
•Reconciliation for the variance between Summary Compensation Table data for the PEO and Non-PEO NEOs is included below this section in the 'Adjustments from Summary Compensation Table' for both the PEO and the Non-PEO NEOs respectively.
(2) Our Non-PEO NEOs included for each year are as follows:
•For 2022, our "Non-PEO NEOs" include our current NEOs, Messrs. Q. Miller, Fitzgerald, and Westermann and Ms. Henry.
•For 2021, our "Non-PEO NEOs" included Messrs. Q. Miller and Fitzgerald, as well as Jan A. Miller, our former Vice Chair and Chief Commercial Banking Officer, and John F. Koegel, the former President and CEO of Eastern Insurance Group LLC.
•For 2020, our "Non-PEO NEOs" were Messrs. Q. Miller and Fitzgerald.
(3) Company TSR reflects the value of a $100 investment made on October 15, 2020, the date the Company became a publicly listed company, through and including the end of the fiscal year for which our cumulative total shareholder return is provided.
(4) Peer Group TSR reflects the value of a $100 investment in the KRX beginning on October 15, 2020, through and including the end of the fiscal year for which our cumulative total shareholder return is provided.
(5) Under SEC rules, companies are required to provide data with respect to a “Company Selected Measure” which represents the most important financial measure that links CAP to company performance, and which is not otherwise required to be disclosed in this table. However, we do not have another financial measure that materially links CAP to company performance and, as such, we have omitted this column.
Adjustments from Summary Compensation Table for PEO

	2022	2021	2020
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$(13,486)	$(86,687)	$(200,363)
Increase for service cost of Pension Plan and BEP	$217,339	$68,111	$53,504
Increase/deduction for prior service cost of Pension Plan and BEP	$—	$—	$(114,601)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(4,503,726)	$—	$—
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	$3,416,086	$—	$—
Total Adjustments	$(883,787)	$(18,576)	$(261,460)
Adjustment from Summary Compensation Table for Non-PEO NEOs

	2022	2021	2020
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$(26,832)	$(86,477)	$(109,111)
Increase for service cost of Pension Plan and BEP	$111,932	$27,163	$30,488
Increase/deduction for prior service cost of Pension Plan and BEP	$—	$—	$(21,682)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(2,502,048)	$—	$—
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	$1,897,809	$—	$—
Total Adjustments	$(519,139)	$(59,314)	$(100,305)

Company Selected Measure Name
Named Executive Officers, Footnote [Text Block]
(2) Our Non-PEO NEOs included for each year are as follows:
•For 2022, our "Non-PEO NEOs" include our current NEOs, Messrs. Q. Miller, Fitzgerald, and Westermann and Ms. Henry.
•For 2021, our "Non-PEO NEOs" included Messrs. Q. Miller and Fitzgerald, as well as Jan A. Miller, our former Vice Chair and Chief Commercial Banking Officer, and John F. Koegel, the former President and CEO of Eastern Insurance Group LLC.
•For 2020, our "Non-PEO NEOs" were Messrs. Q. Miller and Fitzgerald.

Peer Group Issuers, Footnote [Text Block]
(4) Peer Group TSR reflects the value of a $100 investment in the KRX beginning on October 15, 2020, through and including the end of the fiscal year for which our cumulative total shareholder return is provided.

PEO Total Compensation Amount		$ 6,743,680	$ 4,208,543	$ 3,673,300
PEO Actually Paid Compensation Amount		$ 5,859,893	4,189,967	3,411,841
Adjustment To PEO Compensation, Footnote [Text Block]
(1) Compensation Actually Paid to the Primary Executive Officer ("PEO") and Non-PEO NEOs reflects the totals from our Summary Compensation Table with the following adjustments:
•For each of the Pension Plan and BEP, the change in the actuarial present value was replaced with each plan's service cost.
•For equity incentive awards, the grant date fair values computed in accordance with FASB ASC Topic 718 were replaced with fair values as of December 31, 2022, as follows:
◦RSUs were valued based on the closing price of a share of Company common stock on December 31, 2022 ($17.25) instead of the March 1, 2022 grant date value ($21.08), multiplied by the number of RSUs outstanding.
◦PSUs based on EPS performance were valued based on the closing price of a share of Company common stock on December 31, 2022 ($17.25), instead of on the March 1, 2022 grant date value ($21.08), multiplied by the number of PSUs outstanding at target award levels.
◦PSUs based on TSR performance were valued based on the probable outcome of performance conditions using a Monte Carlo simulation model, which priced Company common stock at $12.26 per share as of December 31, 2022 (instead of the actual December 31, 2022 closing price of a share of Company common stock at $17.25), multiplied by the number of PSUs outstanding at target award levels.
•No equity awards were granted to our PEO or Non-PEO NEOs prior to 2022, and no equity awards were forfeited or both granted and vested in 2022. Thus, no adjustments were made for these items.
•Reconciliation for the variance between Summary Compensation Table data for the PEO and Non-PEO NEOs is included below this section in the 'Adjustments from Summary Compensation Table' for both the PEO and the Non-PEO NEOs respectively.
Adjustments from Summary Compensation Table for PEO

	2022	2021	2020
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$(13,486)	$(86,687)	$(200,363)
Increase for service cost of Pension Plan and BEP	$217,339	$68,111	$53,504
Increase/deduction for prior service cost of Pension Plan and BEP	$—	$—	$(114,601)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(4,503,726)	$—	$—
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	$3,416,086	$—	$—
Total Adjustments	$(883,787)	$(18,576)	$(261,460)

Non-PEO NEO Average Total Compensation Amount		$ 3,437,369	2,380,559	2,008,597
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,918,229	2,321,245	1,908,292
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1) Compensation Actually Paid to the Primary Executive Officer ("PEO") and Non-PEO NEOs reflects the totals from our Summary Compensation Table with the following adjustments:
•For each of the Pension Plan and BEP, the change in the actuarial present value was replaced with each plan's service cost.
•For equity incentive awards, the grant date fair values computed in accordance with FASB ASC Topic 718 were replaced with fair values as of December 31, 2022, as follows:
◦RSUs were valued based on the closing price of a share of Company common stock on December 31, 2022 ($17.25) instead of the March 1, 2022 grant date value ($21.08), multiplied by the number of RSUs outstanding.
◦PSUs based on EPS performance were valued based on the closing price of a share of Company common stock on December 31, 2022 ($17.25), instead of on the March 1, 2022 grant date value ($21.08), multiplied by the number of PSUs outstanding at target award levels.
◦PSUs based on TSR performance were valued based on the probable outcome of performance conditions using a Monte Carlo simulation model, which priced Company common stock at $12.26 per share as of December 31, 2022 (instead of the actual December 31, 2022 closing price of a share of Company common stock at $17.25), multiplied by the number of PSUs outstanding at target award levels.
•No equity awards were granted to our PEO or Non-PEO NEOs prior to 2022, and no equity awards were forfeited or both granted and vested in 2022. Thus, no adjustments were made for these items.
•Reconciliation for the variance between Summary Compensation Table data for the PEO and Non-PEO NEOs is included below this section in the 'Adjustments from Summary Compensation Table' for both the PEO and the Non-PEO NEOs respectively.
Adjustment from Summary Compensation Table for Non-PEO NEOs

	2022	2021	2020
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$(26,832)	$(86,477)	$(109,111)
Increase for service cost of Pension Plan and BEP	$111,932	$27,163	$30,488
Increase/deduction for prior service cost of Pension Plan and BEP	$—	$—	$(21,682)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(2,502,048)	$—	$—
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	$1,897,809	$—	$—
Total Adjustments	$(519,139)	$(59,314)	$(100,305)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table

In accordance with Item 401(v) of Regulation S-K, the Company is providing the following graphical descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table

In accordance with Item 401(v) of Regulation S-K, the Company is providing the following graphical descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid vs. Net Income

Total Shareholder Return Vs Peer Group [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table

In accordance with Item 401(v) of Regulation S-K, the Company is providing the following graphical descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid vs. Total Shareholder Return

Tabular List [Table Text Block]
Most Important Performance Measures

In our assessment, the most important performance measures used to link Compensation Actually Paid to Company performance are listed in the table below, not ranked in order of importance.

Net Income
Total Shareholder Return

Total Shareholder Return Amount		$ 147.04	168.53	134.24
Peer Group Total Shareholder Return Amount		171.46	184.23	134.82
Net Income (Loss)		$ 199,759,000	$ 154,665,000	$ 22,738,000
Closing share price (in dollar per share)		$ 17.25
Calculated share price using Monte Carlo simulation model (in dollars per share)		$ 12.26
Grant date value (in dollar per share)	$ 21.08
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
PEO [Member]
Pay vs Performance Disclosure [Table]
Equity awards granted (in shares)			0	0
Equity awards forfeited (in shares)			0	0
Equity awards vested (in shares)			0	0
Adjustment to Compensation Amount		$ (883,787)	$ (18,576)	$ (261,460)
PEO [Member] | Deduction For Change in Actuarial Present Values Reported Under the "Change in Pension Value and Non-qualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,486)	(86,687)	(200,363)
PEO [Member] | Increase For Service Cost of Pension and BEP Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		217,339	68,111	53,504
PEO [Member] | Increase/Deduction for Prior Service Cost of Pension and BEP Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(114,601)
PEO [Member] | Deduction For Amounts Reported Under the "Stock Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,503,726)	0	0
PEO [Member] | Increase Based on Fair Value of Awards Granted During Year that Remain Unvested as of Year-End, Determined as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,416,086	0	0
PEO [Member] | Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Equity awards granted (in shares)			0	0
Equity awards forfeited (in shares)			0	0
Equity awards vested (in shares)			0	0
Adjustment to Compensation Amount		(519,139)	$ 59,314	$ (100,305)
Non-PEO NEO [Member] | Deduction For Change in Actuarial Present Values Reported Under the "Change in Pension Value and Non-qualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(26,832)	(86,477)	(109,111)
Non-PEO NEO [Member] | Increase For Service Cost of Pension and BEP Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		111,932	27,163	30,488
Non-PEO NEO [Member] | Increase/Deduction for Prior Service Cost of Pension and BEP Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(21,682)
Non-PEO NEO [Member] | Deduction For Amounts Reported Under the "Stock Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,502,048)	0	0
Non-PEO NEO [Member] | Increase Based on Fair Value of Awards Granted During Year that Remain Unvested as of Year-End, Determined as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,897,809	0	0
Non-PEO NEO [Member] | Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0